Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (49,471)	€ (7,570)	€ (58,103)
Elements which will be reclassified in the consolidated statement of income (loss):
Change in fair value of short-term investments and non-current financial assets	0	0	0
Foreign currency translation gain (loss)	(504)	276	(428)
Items which will not be reclassified in the consolidated statement of income (loss):
Actuarial gains and (losses) related to defined benefit obligations	36	394	790
Other comprehensive income (loss)	(468)	670	362
Total comprehensive income (loss)	€ (49,939)	€ (6,900)	€ (57,741)